Earnings Per Share - Summary of Reconciliation from Basic to Diluted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Price per ordinary shares (in GBP pence per share)	£ 0.25
Basic (loss)/earnings per share (ordinary shares of 25p each), Earnings	£ (14,412)	£ 6,617	£ 6,789
Diluted (loss)/earnings per share, Earnings	£ (14,412)	£ 6,617	£ 6,789
Basic (loss)/earnings per share (ordinary shares of 25p each), Weighted average number of shares (in shares)	2,229	2,256	2,287
Share options, Weighted average number of shares (in shares)		11	10
Diluted (loss)/earnings per share, Weighted average number of shares (in shares)	2,229	2,267	2,297
Basic (loss)/earnings per share (in GBP per share)	£ (6.466)	£ 2.933	£ 2.969
Share options (in GBP pence per share)	(0.014)	(0.014)	(0.013)
Diluted (loss)/earnings per share (in GBP per share)	£ (6.466)	£ 2.919	£ 2.956